Taxation (Details) - Schedule of Per Share Effect of the Tax Holidays - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Per Share Effect of the Tax Holidays [Abstract]
Effect of tax holiday	$ (448)	$ 469	$ 1,786
Per share effect – basic	$ 0	$ 0	$ (0.01)